VESSEL DISPOSITIONS - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
VESSEL DISPOSITIONS

4.           VESSEL DISPOSITIONS

In November 2018, the Board of Directors approved selling the Alpine Minute and Alpine Magic, both 2009‑built MR vessels. The Company reached an agreement to sell the Alpine Minute for $17.8 million less a 1% broker commission payable to a third party. The Company reached an agreement to sell the Alpine Magic for $17.0 million less a 1% broker commission payable to a third party. In December 2018, the Company completed the sale of the Alpine Mia and Alpine Magic, receiving total proceeds of $34,889,810, and repaying debt on the $460 Facility, as defined in Note 7 below, of  $24,702,000. The loss on sale of the vessels was $19,970,075, which was recorded to the consolidated statement of operations for the nine months ended December 31, 2018.